KCM Macro Trends Fund
FUND SUMMARY
Investment Objective:
The Fund’s investment objective is long-term growth of capital.
As a secondary goal, the Fund seeks to manage volatility and market risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - KCM Macro Trends Fund	Class R-1	Class R-2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - KCM Macro Trends Fund		Class R-1	Class R-2
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.30%	0.30%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%
Total Annual Fund Operating Expenses		1.61%	2.36%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - KCM Macro Trends Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R-1	164	508	876	1,911
Class R-2	239	736	1,260	2,696

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 183% of the average value of its portfolio.

Principal Investment Strategies:

The Fund employs a flexible investment strategy, meaning it has the freedom to invest globally in companies of all sizes and in all sectors, long or short, and to hold cash. It is not restricted to any “style box,” e.g., large cap growth or small cap value. To achieve its investment objective, the Fund invests principally in domestic and foreign equity securities (common stock), exchange traded funds (“ETFs”), futures and options. The term “macro” in the Fund’s name refers to its focus on the broad macroeconomic environment. A macro strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers.

The adviser utilizes all or parts of a multi-faceted approach in managing the Fund, including fundamental, technical and quantitative analysis. The adviser generally begins with economic analyses to determine the phase of the business cycle for each major global market segment (a “Segment”). Examples of Segments include the U.S., Europe, Asia and Latin America. The adviser then assesses the relative strength of each Segment’s currency to the U.S. dollar. Using research and analyses the adviser ranks the Segments to determine what it believes is the market’s direction, i.e., “uptrend,” “downtrend” or “trading range”, and the momentum of the direction. The adviser adjusts the Fund’s market exposure depending on how clearly its research reflects the market’s direction. The adviser’s next step is to identify individual sectors and/or securities in attractive Segments. The adviser bases its investment decisions on a wide array of fundamental and technical factors. Fundamental factors include measures such as, earnings growth rates, return on capital and dividend yield. Technical factors include measures such as price performance, volatility and trading volume.

The Fund may sell equity securities short up to 50% of its net assets if the adviser believes the value of the equity security is likely to depreciate in value. In addition, the Fund may purchase and sell futures contracts, and may purchase and sell options on securities, securities indexes, and futures contracts. These types of investments produce economically “leveraged” investment results. To hedge the Fund’s short positions, the Fund may buy call options, which gives the Fund the right to buy a stock it has sold short at a predetermined price. Similarly, the Fund may sell futures to hedge a portion of the Fund’s long positions.

As a part of its investment strategy and during periods in which the Fund has limited market exposure, the Fund may invest in money market funds or other short-term interest-bearing instruments.

Principal Risks:

Like all mutual funds, you may lose money if you invest in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

• Derivatives Risk. Investments in futures and options are considered “derivative” investments. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund do not correlate with the Fund’s portfolio securities being hedged.

• ETF Risk. Investing through the Fund in ETFs involves certain additional expenses and certain tax results that would not arise if you invested directly in the ETFs. Each ETF exposes the Fund to the strategy-specific risk of each ETF and the value of your investment will fluctuate in response to the performance of the ETFs in which the Fund invests.

• Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

• Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Short Selling Risk. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than “long” positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on the short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

• Small and Medium-Size Company Risk. The Fund may invest in the common stocks of small-cap and mid-cap companies. Small and medium size companies may have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performances can be more volatile and they may face a greater risk of business failure, which could increase the volatility of the Fund’s assets.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R-1 shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class R-1 and R-2 shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-275-5599.

Performance Bar Chart For Class R-1 Shares Calendar Years Ended December 31

Best Quarter:	1st Quarter 2012	12.25%
Worst Quarter:	3rd Quarter 2011	(17.11)%
The total return for Class R-1 shares from January 1, 2015 to June 30, 2015 was 3.30%.
Performance Table Average Annual Total Returns (For period ended December 31, 2014)
Average Annual Total Returns - KCM Macro Trends Fund	Label	One Year	Since Inception of the Fund	Inception Date
Class R-1	Return before taxes	5.26%	5.82%	Aug. 04, 2008
Class R-1 | Return after taxes on distributions		1.75%	4.61%
Class R-1 | Return after taxes on distributions and sale of Fund shares		3.09%	4.19%
Class R-2	Return before taxes	4.47%	5.03%	Aug. 04, 2008
HFRX Equity Hedge Index(reflects no deduction for fees, expenses or taxes)		1.42%	(1.15%)

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After tax returns for Class R-2 shares, which are not shown, will vary from those of Class R-1 shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, index returns do not reflect any fees or expenses. An investor cannot invest directly in an index.

The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Source: Hedge Fund Research, Inc. (HFR). Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.